Accruals and Other Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Accruals and Other Liabilities
Schedule of accruals and other liabilities

	December 31,	June 30,
	2024	2025
		(Unaudited)
Payables for purchase of property, plant and equipment	3,643,002	5,030,613
Current portion of deferred revenue/income	3,156,430	3,260,989
Payables for marketing events	1,962,341	2,065,195
Payable for R&D expenses	1,924,269	2,057,741
Salaries and benefits payable	2,082,972	1,643,962
Advance from customers	918,465	763,028
Warranty liabilities	652,633	682,476
Accrued costs of loss on purchase commitments	336,656	440,152
Accrued expenses	418,760	355,872
Payable to BaaS users	249,917	307,533
Current portion of finance lease liabilities	13,498	155,380
Interest payables	86,474	76,067
Other payables	595,662	471,002
Total	16,041,079	17,310,010